Equity - Additional information (Details)		1 Months Ended	12 Months Ended
	May 15, 2024 EUR (€) NUMBER € / shares shares	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	May 11, 2050	Oct. 13, 2049	May 11, 2047	Jan. 13, 2046	May 11, 2035	Oct. 13, 2034	May 11, 2032	Jan. 13, 2031	May 11, 2030	Oct. 13, 2029	May 11, 2027	Jan. 13, 2026
Change in non‐controlling interest			€ 588,000,000		€ 477,000,000
Equity			2,863,000,000	€ 460,000,000
Share capital			€ 4,005,000,000	4,005,000,000
Dividends recognised as distributions to owners per share | € / shares	€ 1
Number of treasury shares cancelled | shares	321,600,000		91,447,368
Purchase of shares, maximum authorised amount	€ 3,500,000,000
Number of treasury shares purchased | shares	117,927,640		142,480,744
Purchase of treasury shares	€ 1,639,000,000		€ 2,003,000,000	1,837,000,000	2,400,000,000
Interim dividend distribution of Eni SpA					1,500,000,000
Treasury shares			2,883,000,000	2,333,000,000
Cancellation of treasury shares			€ 1,375,000,000
Treasury shares assigned | shares			1,908,045
Distributable reserves			€ 43,000,000
Number of tranches for dividend distributions | NUMBER	4
Number of shares authorised for purchase of ordinary shares | shares	328,000,000
Number of shares authorised for purchase of ordinary shares for the purpose of remunerating shareholders | shares	321,600,000
Number of shares authorised for purchase of ordinary shares for setting up the so-called stock store | shares	6,400,000
Increase decrease through changes in ownership interests in subsidiaries that do not result in loss of control			588,000,000		€ 477,000,000
2024 buy-back plan
Share buy-back plan, Authorized amount			€ 2,000,000,000
Percentage of shares purchased under buy-back plan			80.00%
Perpetual subordinated bonds
Notional amount			€ 5,000,000,000	5,000,000,000
Perpetual subordinated bond, one
Notional amount			€ 1,500,000,000
Term of the bonds			5 years 3 months
Reoffer price (as a percent)			99.403%
Annual fixed coupon (as a percent)			2.625%
Perpetual subordinated bond, one | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																	316.70%
Additional spread on variable rate (as a percent)									75.00%				25.00%
Perpetual subordinated bond, two
Notional amount			€ 1,500,000,000
Term of the bonds			9 years
Reoffer price (as a percent)			100.00%
Annual fixed coupon (as a percent)			3.375%
Perpetual subordinated bond, two | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)															364.10%
Additional spread on variable rate (as a percent)							75.00%				25.00%
Perpetual subordinated bond three
Notional amount			€ 1,000,000
Term of the bonds			6 years
Reoffer price (as a percent)			100.00%
Annual fixed coupon (as a percent)			2.00%
Perpetual subordinated bond three | Floating interest rate [member]
Initial spread on variable rate (as a percent)																220.40%
Perpetual subordinated bond three | Five Year Euro Mid Swap Rate
Additional spread on variable rate (as a percent)								75.00%				25.00%
Perpetual subordinated bond four
Notional amount			€ 1,000,000
Term of the bonds			9 years
Reoffer price (as a percent)			99.607%
Annual fixed coupon (as a percent)			2.75%
Perpetual subordinated bond four | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)														277.10%
Additional spread on variable rate (as a percent)						75.00%				25.00%
September 2024
Dividends recognised as distributions to owners per share | € / shares	€ 0.25
November 2024
Dividends recognised as distributions to owners per share | € / shares	0.25
March 2025
Dividends recognised as distributions to owners per share | € / shares	0.25
May 2025
Dividends recognised as distributions to owners per share | € / shares	€ 0.25
ENI SpA
Share capital			€ 4,005,358,876	€ 4,005,358,876
ENI SpA | Ordinary shares
Number of shares issued | shares			3,284,490,525	3,375,937,893
Number of treasury shares | shares			203,137,967	157,115,336
Eni Plenitude Spa SB [Member] | Energy Infrastructure Partners [member]
Change in non‐controlling interest		€ 588,000,000
Percentage of ownership interest divested		7.60%
Equity		€ 392,000,000
Increase decrease through changes in ownership interests in subsidiaries that do not result in loss of control		€ 588,000,000